Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	DREYFUS BOND FUNDS INC
Central Index Key	0000075176
Amendment Flag	false
Document Creation Date	Dec. 26, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jan. 01, 2014
Dreyfus Municipal Bond Fund | Dreyfus Municipal Bond Fund
Risk/Return:
Trading Symbol	DRTAX